Prospectus and Statement of Additional Information Supplement

April 25, 2025

Supplement dated April 25, 2025 to

the Morgan Stanley ETF Trust

Prospectus and Statement of Additional Information dated January 28, 2025, as amended April 25, 2025

Eaton Vance Income Opportunities ETF

Eaton Vance CLO Investment Grade Income ETF

(the “Funds”)

Morgan Stanley ETF Trust

The Funds are not currently offered for sale or available for purchase by investors.

Please retain this supplement for future reference.

EVETFPROSAISPT 4/25